Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$906,550.18

Principal:
Principal Collections	$10,235,726.18
Prepayments in Full	$4,880,429.26
Liquidation Proceeds	$191,744.23
Recoveries	$41,960.65
Sub Total	$15,349,860.32
Collections	$16,256,410.50

Purchase Amounts:
Purchase Amounts Related to Principal	$451,370.69
Purchase Amounts Related to Interest	$1,593.96
Sub Total	$452,964.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,709,375.15

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,709,375.15
Servicing Fee	$212,331.76	$212,331.76	$0.00	$0.00	$16,497,043.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,497,043.39
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,497,043.39
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,497,043.39
Interest - Class A-4 Notes	$175,243.53	$175,243.53	$0.00	$0.00	$16,321,799.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,321,799.86
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$16,235,418.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,235,418.69
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$16,172,608.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,172,608.94
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$16,091,885.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,091,885.94
Regular Principal Payment	$13,978,710.88	$13,978,710.88	$0.00	$0.00	$2,113,175.06
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,113,175.06
Residuel Released to Depositor	$0.00	$2,113,175.06	$0.00	$0.00	$0.00
Total		$16,709,375.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,978,710.88
Total					$13,978,710.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,978,710.88	$72.49	$175,243.53	$0.91	$14,153,954.41	$73.40
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$13,978,710.88	$10.07	$405,157.45	$0.29	$14,383,868.33	$10.36

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$133,096,354.81	0.6901906	$119,117,643.93	0.6177019
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$228,326,354.81	0.1645275	$214,347,643.93	0.1544547

Pool Information
Weighted Average APR	4.211%	4.211%
Weighted Average Remaining Term	26.11	25.27
Number of Receivables Outstanding	24,337	23,649
Pool Balance	$254,798,113.51	$238,857,504.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$228,326,354.81	$214,347,643.93
Pool Factor	0.1656332	0.1552709

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$24,509,860.40
Targeted Overcollateralization Amount	$24,509,860.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,509,860.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	39

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		77	$181,338.82
(Recoveries)		150	$41,960.65
Net Losses for Current Collection Period			$139,378.17
Cumulative Net Losses Last Collection Period			$11,296,832.21
Cumulative Net Losses for all Collection Periods			$11,436,210.38

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.66%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.02%	593	$7,221,854.72
61-90 Days Delinquent	0.43%	76	$1,015,604.35
91-120 Days Delinquent	0.10%	18	$244,931.08
Over 120 Days Delinquent	0.52%	97	$1,248,240.89
Total Delinquent Receivables	4.07%	784	$9,730,631.04

Repossession Inventory:
Repossessed in the Current Collection Period		23	$286,278.40
Total Repossessed Inventory		31	$436,923.90

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3264%
Preceding Collection Period			0.6988%
Current Collection Period			0.6776%
Three Month Average			0.5676%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6922%
Preceding Collection Period			0.7191%
Current Collection Period			0.8076%
Three Month Average			0.7396%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer